INVENTORIES, NET (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
INVENTORIES, NET [Abstract]
Raw materials, parts and supplies	$ 759	$ 687
Finished products	855	20
Inventories, net	1,614	707
Valuation adjustment for slow inventory	$ 121	$ 57